Share based compensation, Share Options (Details)	3 Months Ended
	Mar. 31, 2026 shares $ / shares	Jun. 30, 2021 shares
Share based payment arrangement [Abstract]
Number of shares reserved for future issuance (in shares)		1,202,734
Number of ordinary shares available for future issuance (in shares)	935,168
Number of options granted (in shares)	201,950
Share Option, Expiration Period One [Member]
Share based payment arrangement [Abstract]
Number of options granted (in shares)	52,500
Award vest percentage	25.00%
Remaining vesting period	3 years
Share option award granted period	8 years
Vesting condition	2 years
Share Option, Expiration Period Two [Member]
Share based payment arrangement [Abstract]
Number of options granted (in shares)	149,450
Award vest percentage	25.00%
Remaining vesting period	3 years
Share option award granted period	7 years
Exercise price for option granted (in dollars per share) | $ / shares	$ 0.025
Share Options [Member]
Share based payment arrangement [Abstract]
Number of shares authorized (in shares)	3,721,251